JPMorgan U.S. Government Money Market Fund Expense Example - Academy Shares [Member] - JPMorgan U.S. Government Money Market Fund - Academy	Feb. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 17
Expense Example, with Redemption, 3 Years	55
Expense Example, with Redemption, 5 Years	96
Expense Example, with Redemption, 10 Years	$ 217